Cover Page	Nov. 30, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 30, 2021
Entity Registrant Name	CS Disco, Inc.
Entity File Number	001-40624
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-4254444
Entity Address, Address Line One	3700 N. Capital of Texas Hwy.
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	833
Local Phone Number	653-4726
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.005
Trading Symbol	LAW
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001625641
Amendment Flag	false